Income taxes - Summary of components of deferred income tax (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (2,687,855)	$ (3,139,298)	$ (2,692,830)
Loss carryforwards	807,468	943,211	809,169
Deferred tax liabilities, net	$ (1,880,387)	$ (2,196,087)	$ (1,883,661)